Subsequent Events - Additional Information (Details) - At The Market Equity Offering Facility - CAD ($) $ in Millions	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares sold	13,315,850	629,240
Proceeds from sale of common shares	$ 12.2	$ 1.8